NATURE OF OPERATIONS AND GOING CONCERN (Details Textual)	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2011	Jan. 15, 2000
Nature Of Operation [Line Items]
Investments in and Advances to Affiliates, at Fair Value, Gross Additions | $		$ 187,200	$ 200,000
Business Combination, Consideration Transferred | CAD	CAD 263,968
Debt Instrument, Face Amount | CAD	CAD 831,031
Working Capital Deficiency | $				$ 6,790	$ 46,408
NAI Interactive Ltd [Member]
Nature Of Operation [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent							100.00%
Cwn China [Member]
Nature Of Operation [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		85.00%	83.00%
Equity Method Investment, Ownership Percentage			83.00%			80.00%
CWN Capital [Member]
Nature Of Operation [Line Items]
Percentage of Equity Issued	23.80%